Borrowings Disclosure of Reconciliation of Liabilities Arising From Financing Activities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities, opening balance		$ 4,417	$ 4,421
Increase (decrease) through financing cash flows, liabilities arising from financing activities	[1]	(1,122)	(2,219)
Increase (decrease) through accruals, liabilities arising from financing activities		2,312	2,203
Increase (decrease) through changes in amortization, liabilities arising from financing activities		22	21
Increase (decrease) through foreign exchange movement, liabilities arising from financing activities		(12)	(23)
Increase (decrease) through adjustments arising from adoption of IFRS 9, liabilities arising from financing activities		(24)
Increase (decrease) through loss on modification or early retirement of debt, liabilities arising from financing activities		79
Increase (decrease) through changes in fair value adjustment of the interest rate swaps, liabilities arising from financing activities		15
Increase (decrease) through true-up adjustments, liabilities arising from financing activities			(1)
Increase (decrease) through adjustments arising from change in lease term of leasehold interest in land, liabilities arising from financing activities			15
Liabilities arising from financing activities, ending balance		5,687	4,417
Senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities, opening balance		0
Increase (decrease) through financing cash flows, liabilities arising from financing activities	[1]	5,500
Increase (decrease) through accruals, liabilities arising from financing activities		0
Increase (decrease) through changes in amortization, liabilities arising from financing activities		0
Increase (decrease) through foreign exchange movement, liabilities arising from financing activities		0
Increase (decrease) through adjustments arising from adoption of IFRS 9, liabilities arising from financing activities		0
Increase (decrease) through loss on modification or early retirement of debt, liabilities arising from financing activities		0
Increase (decrease) through changes in fair value adjustment of the interest rate swaps, liabilities arising from financing activities		15
Liabilities arising from financing activities, ending balance		5,515	0
Bank loans [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities, opening balance		4,348	4,388
Increase (decrease) through financing cash flows, liabilities arising from financing activities	[1]	(4,337)	(19)
Increase (decrease) through accruals, liabilities arising from financing activities		0	0
Increase (decrease) through changes in amortization, liabilities arising from financing activities		0	0
Increase (decrease) through foreign exchange movement, liabilities arising from financing activities		(11)	(21)
Increase (decrease) through adjustments arising from adoption of IFRS 9, liabilities arising from financing activities		0
Increase (decrease) through loss on modification or early retirement of debt, liabilities arising from financing activities		0
Increase (decrease) through changes in fair value adjustment of the interest rate swaps, liabilities arising from financing activities		0
Increase (decrease) through true-up adjustments, liabilities arising from financing activities			0
Increase (decrease) through adjustments arising from change in lease term of leasehold interest in land, liabilities arising from financing activities			0
Liabilities arising from financing activities, ending balance		0	4,348
Finance lease liabilities on leasehold interests in land [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities, opening balance		132	72
Increase (decrease) through financing cash flows, liabilities arising from financing activities	[1]	(13)	(2)
Increase (decrease) through accruals, liabilities arising from financing activities		11	0
Increase (decrease) through changes in amortization, liabilities arising from financing activities		0	0
Increase (decrease) through foreign exchange movement, liabilities arising from financing activities		0	0
Increase (decrease) through adjustments arising from adoption of IFRS 9, liabilities arising from financing activities		0
Increase (decrease) through loss on modification or early retirement of debt, liabilities arising from financing activities		0
Increase (decrease) through changes in fair value adjustment of the interest rate swaps, liabilities arising from financing activities		0
Increase (decrease) through true-up adjustments, liabilities arising from financing activities			(1)
Increase (decrease) through adjustments arising from change in lease term of leasehold interest in land, liabilities arising from financing activities			63
Liabilities arising from financing activities, ending balance		130	132
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities, opening balance		5	8
Increase (decrease) through financing cash flows, liabilities arising from financing activities	[1]	(2)	(3)
Increase (decrease) through accruals, liabilities arising from financing activities		2	0
Increase (decrease) through changes in amortization, liabilities arising from financing activities		0	0
Increase (decrease) through foreign exchange movement, liabilities arising from financing activities		0	0
Increase (decrease) through adjustments arising from adoption of IFRS 9, liabilities arising from financing activities		0
Increase (decrease) through loss on modification or early retirement of debt, liabilities arising from financing activities		0
Increase (decrease) through changes in fair value adjustment of the interest rate swaps, liabilities arising from financing activities		0
Increase (decrease) through true-up adjustments, liabilities arising from financing activities			0
Increase (decrease) through adjustments arising from change in lease term of leasehold interest in land, liabilities arising from financing activities			0
Liabilities arising from financing activities, ending balance		5	5
Deferred financing costs [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities, opening balance		(73)	(94)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	[1]	(90)	0
Increase (decrease) through accruals, liabilities arising from financing activities		(2)	0
Increase (decrease) through changes in amortization, liabilities arising from financing activities		22	21
Increase (decrease) through foreign exchange movement, liabilities arising from financing activities		0	0
Increase (decrease) through adjustments arising from adoption of IFRS 9, liabilities arising from financing activities		(24)
Increase (decrease) through loss on modification or early retirement of debt, liabilities arising from financing activities		79
Increase (decrease) through changes in fair value adjustment of the interest rate swaps, liabilities arising from financing activities		0
Increase (decrease) through true-up adjustments, liabilities arising from financing activities			0
Increase (decrease) through adjustments arising from change in lease term of leasehold interest in land, liabilities arising from financing activities			0
Liabilities arising from financing activities, ending balance		(88)	(73)
Interest payables [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities, opening balance		5	47
Increase (decrease) through financing cash flows, liabilities arising from financing activities	[1]	(128)	(128)
Increase (decrease) through accruals, liabilities arising from financing activities		248	134
Increase (decrease) through changes in amortization, liabilities arising from financing activities		0	0
Increase (decrease) through foreign exchange movement, liabilities arising from financing activities		0	0
Increase (decrease) through adjustments arising from adoption of IFRS 9, liabilities arising from financing activities		0
Increase (decrease) through loss on modification or early retirement of debt, liabilities arising from financing activities		0
Increase (decrease) through changes in fair value adjustment of the interest rate swaps, liabilities arising from financing activities		0
Increase (decrease) through true-up adjustments, liabilities arising from financing activities			0
Increase (decrease) through adjustments arising from change in lease term of leasehold interest in land, liabilities arising from financing activities			(48)
Liabilities arising from financing activities, ending balance		125	5
Dividend payables [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities, opening balance		0	0
Increase (decrease) through financing cash flows, liabilities arising from financing activities	[1]	(2,052)	(2,067)
Increase (decrease) through accruals, liabilities arising from financing activities		2,053	2,069
Increase (decrease) through changes in amortization, liabilities arising from financing activities		0	0
Increase (decrease) through foreign exchange movement, liabilities arising from financing activities		(1)	(2)
Increase (decrease) through adjustments arising from adoption of IFRS 9, liabilities arising from financing activities		0
Increase (decrease) through loss on modification or early retirement of debt, liabilities arising from financing activities		0
Increase (decrease) through changes in fair value adjustment of the interest rate swaps, liabilities arising from financing activities		0
Increase (decrease) through true-up adjustments, liabilities arising from financing activities			0
Increase (decrease) through adjustments arising from change in lease term of leasehold interest in land, liabilities arising from financing activities			0
Liabilities arising from financing activities, ending balance		$ 0	$ 0

[1]	(i)The cash flows from bank loans make up the net amount of proceeds from bank loans and repayments of bank loans in the statement of cash flows.